Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Summary of loans, by loan type
Total loans	$ 8,058,961	$ 7,430,603
Commercial, financial and agricultural
Summary of loans, by loan type
Total loans	4,802,622	4,373,373
Real estate - mortgage
Summary of loans, by loan type
Total loans	938,901	865,994
Obligations of states and political subdivisions
Summary of loans, by loan type
Total loans	2,091,622	1,989,669
Consumer
Summary of loans, by loan type
Total loans	45,121	41,592
Foreign.
Summary of loans, by loan type
Total loans	$ 180,695	$ 159,975